Long-term investments - Schedule of Income from Long-term Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Equity Method Investments [Line Items]
Gain on investments carried at fair value	$ 0.2	$ 21.7
Tax equity investments	4.8	0.0
Equity-method gain	5.0	4.3
Interest and other income	11.6	5.2
Income from other long-term investments	21.4	9.5
Income from long-term investments	21.6	107.5
Atlantica (a)
Schedule of Equity Method Investments [Line Items]
Gain on investments carried at fair value	0.0	21.4
Dividend and interest income from investments carried at fair value	0.0	76.3
Other
Schedule of Equity Method Investments [Line Items]
Gain on investments carried at fair value	$ 0.2	$ 0.3